EXPENSES BY NATURE	6 Months Ended
Jun. 30, 2022
EXPENSES BY NATURE

11.	EXPENSES BY NATURE

(a)	Cost of sales consists of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Direct mining and milling costs (1)	5,744	5,916	11,186	12,372
Write-down of materials and supplies	532	-	532	-
Changes in inventories (2)	45	(102)	238	(405)
Depletion and amortization	2,939	1,773	5,217	3,563
Cost of sales	9,260	7,587	17,173	15,530

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external consulting and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b)	Administrative expenses consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Office and overhead	457	623	1,017	1,225
Salaries and wages	324	430	695	1,142
Corporate development and legal	185	44	244	112
Public company costs	33	54	67	116
Administrative expenses	999	1,151	2,023	2,595

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

(c)	Other (income) expenses consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2022	2021	2022	2021
	$	$	$	$
Fair value loss on marketable securities	16	230	59	699
Fair value loss on purchase warrants	21	32	38	106
Gain on disposal of property, plant and equipment	(116)	-	(116)	-
Unrealized foreign exchange loss (gain)	13	140	(503)	272
Realized foreign exchange loss (gain)	12	(93)	(11)	(157)
Interest and other expenses (income)	9	(63)	88	(16)
Insurance proceeds received	-	-	(592)	-
Management fee income (Note 5)	-	(58)	-	(67)
Other (income) expenses	(45)	188	(1,037)	837